Accrued Pension And Severance Costs (Schedule Of Pension Related Adjustments (Net Of Tax) Recognized In Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ (10,648)	¥ (9,405)
Prior service benefit	657	751
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	(9,991)	(8,654)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	(2,421)	(1,979)
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	¥ (2,421)	¥ (1,979)